Regulatory Matters - General Rate Cases Additional Information (Details) - USD ($) $ in Millions	Sep. 09, 2026	Jul. 27, 2026	Mar. 05, 2026	Feb. 26, 2026	Dec. 05, 2024
West Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount			$ 20
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount			$ 13
Authorized return on equity, percentage			9.80%
Authorized rate base amount			$ 1,100
Public Utilities, Common Equity Ratio Percentage			51.00%
Public Utilities, Debt Ratio Percentage			49.00%
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments			$ 239
Maryland
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount				$ 2
Authorized return on equity, percentage				9.75%
Authorized rate base amount				$ 1
Public Utilities, Common Equity Ratio Percentage				52.32%
Public Utilities, Debt Ratio Percentage				47.68%
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments				$ 22
California, Attrition Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage					10.20%
California, Attrition Increase | Year 2024
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount					$ 21
California, Attrition Increase | Year 2025
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount					16
California, Attrition Increase | Year 2026
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount					$ 16
Pennsylvania
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount		$ 24
Authorized return on equity, percentage		9.55%
Authorized rate base amount		$ 6,600
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments		1,200
Public utilities, approved rate increase (decrease), amount		$ 75
Public utilities, approved equity capital structure, percentage		54.23%
Public utilities, approved debt capital structure, percentage		45.77%
New Jersey
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage	9.50%
Authorized rate base amount	$ 6,100
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments	1,400
Public utilities, approved rate increase (decrease), amount	$ 68
Public utilities, approved equity capital structure, percentage	54.00%
Public utilities, approved debt capital structure, percentage	46.00%